INCOME TAXES (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current income tax expense	$ 469	$ (28,312)	$ 29,566	$ 139,824	$ 141,547	$ 11,897,173	$ 21,961,627